Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Other Liabilities
Other Liabilities

($ in millions)

At December 31:	2011	2010
Income tax reserves	$3,989	$3,486
Executive compensation accruals	1,388	1,302
Disability benefits	835	739
Derivatives liabilities	166	135
Special actions	347	399
Workforce reductions	366	406
Deferred taxes	549	378
Environmental accruals	249	249
Noncurrent warranty accruals	163	130
Asset retirement obligations	166	161
Other	777	841
Total	$8,996	$8,226

Special actions liability rollforward

(in millions)

	Liability			Liability
	as of			as of
	January 1,		Other	December 31,
	2011	Payments	Adjustments*	2011
Current
Workforce	$45	$(46)	$34	$33
Space	8	(8)	4	4
Total current	$53	$(53)	$38	$38
Noncurrent
Workforce	$395	$0	$(51)	$344
Space	4	0	(1)	3
Total noncurrent	$399	$0	$(52)	$347

* The other adjustments column in the table above principally includes the reclassification of noncurrent to current, foreign currency translation adjustments and interest accretion.